Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	12 Months Ended
Aug. 31, 2015
Policies
Cash and Cash Equivalents, Policy	Cash and Cash Equivalents The Company considers all liquid investments with a maturity of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents.